Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Aug. 02, 2025	Aug. 03, 2024	Jul. 29, 2023	Jul. 30, 2022	Jul. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The table below shows compensation actually paid, as defined by the SEC in Item 402(v) of Regulation S-K (“Item 402(v)”), for our executives, and our financial performance for the fiscal years ended August 2, 2025, August 3, 2024, July 29, 2023, July 30, 2022, and July 31, 2021. For purposes of this discussion, our CEO is also referred to as our principal executive officer or “PEO” and our other named executive officers are referred to as our “Non-PEO NEOs”:

	Summary Compensation Table (“SCT”) Totals For:			Compensation Actually Paid (“CAP”) To:					Value of Initial Fixed $100 Investment Based On:
Year	PEO 1 ($) (1,2)	PEO 2 ($) (1,2)	PEO 3 ($) (1,2)	PEO 1 ($) (1,3)	PEO 2 ($) (1,3)	PEO 3 ($) (1,3)	Average SCT Total for Non-PEO NEOs ($) (1,2)	Average CAP to Non-PEO NEOs ($) (1,3)	Total Shareholder Return ($) (4)	Peer Group Total Shareholder Return ($) (5)	Net Loss (in thousands) ($) (6)	Adjusted EBITDA (in thousands) ($) (7)
2025	N/A	N/A	10,129,032	N/A	N/A	11,249,951	3,508,770	4,846,565	20.27	179.30	(28,739)	49,139
2024	N/A	N/A	1,464,928	N/A	N/A	(3,215,275)	2,945,147	2,266,228	18.47	167.61	(128,840)	29,281
2023	476,112	652,000	9,838,545	336,828	(2,670,068)	14,172,325	3,148,095	1,407,739	22.17	149.43	(171,973)	16,814
2022	N/A	3,134,920	N/A	N/A	(26,070,368)	N/A	5,631,793	(370,343)	26.95	138.47	(207,121)	(19,455)
2021	637,980	8,818,130	N/A	16,056,684	34,319,020	N/A	6,115,644	6,408,758	243.43	203.53	(8,876)	64,945

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	NEOs included in these tables reflect the following individuals:

Year	PEO		Non-PEO NEOs
2025	PEO 3	Matt Baer	David Aufderhaar, Casey O’Connor, Anthony Bacos
2024	PEO 3	Matt Baer	David Aufderhaar, Casey O’Connor, Anthony Bacos
2023	PEO 1	Katrina Lake	Dan Jedda, Scott Darling, Sachin Dhawan, David Aufderhaar, Casey O'Connor
	PEO 2	Elizabeth Spaulding
	PEO 3	Matt Baer
2022	PEO 2	Elizabeth Spaulding	Dan Jedda, Scott Darling, Sachin Dhawan
2021	PEO 1	Katrina Lake	Dan Jedda, Scott Darling, Michael Smith
	PEO 2	Elizabeth Spaulding

Peer Group Issuers, Footnote	Peer Group TSR represents the cumulative total return on a fixed investment of $100 in the Standard and Poor’s Retail Select Industry Index for the period beginning on the last trading day of fiscal year ended August 1, 2020 through the end of each applicable fiscal year, assuming reinvestment of dividends.
Adjustment To PEO Compensation, Footnote	CAP has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v)). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP for fiscal year 2025, the following amounts were deducted from and added to the total compensation number shown in the SCT:

	Fiscal Year 2025 (For PEO 3)	Fiscal Year 2025 (Average For Non-PEO NEOs)
Summary Compensation Table Total	10,129,032	3,508,770
Less: Amounts Reported in SCT for Stock and Option Awards Based on Grant Date Fair Value	(7,821,663)	(2,460,316)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	8,128,754	3,286,644
Plus/Less: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	134,109	61,370
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	356,377	218,575
Plus/ Less: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	323,343	231,521
Compensation Actually Paid	11,249,951	4,846,565
(4)The reconciliation calculations for the other covered fiscal years may be found in the Company’s proxy statement for the 2024 annual meeting of stockholders.
For purposes of the above adjustments, the fair values of equity awards on the applicable date were determined in accordance with ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant date fair value for accounting purposes. The assumptions used in calculating such amounts are set forth in the notes to our audited consolidated financial statements included in our 2025 Annual Report on Form 10-K.

The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal year(s). For more information, please see the notes to our financial statements in our Annual Report on Form 10-K and the footnotes to the Summary Compensation Table of this proxy statement.

Fiscal Year 2025
Restricted Stock Units
Stock Price	$3.59 - $6.64
Stock Options
Expected Term (years)	1.1 – 5.4
Strike Price	$2.48 - $5.02
Volatility	78.6% - 86.2%
Dividend Yield	0.0% - 0.0%
Risk-Free Interest Rate	3.4% - 4.1%

Non-PEO NEO Average Total Compensation Amount	$ 3,508,770	$ 2,945,147	$ 3,148,095	$ 5,631,793	$ 6,115,644
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,846,565	2,266,228	1,407,739	(370,343)	6,408,758
Compensation Actually Paid vs. Total Shareholder Return
The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against our TSR, as well as the relationship between our TSR and the TSR of our peer group:

Compensation Actually Paid vs. Net Income	The following chart illustrates the CAP for our PEOs and the average CAP for our Non-PEO NEOs against our net income (loss):
Compensation Actually Paid vs. Company Selected Measure
The following chart illustrates the CAP for our PEOs and the average CAP for our Non-PEO NEOs against our Adjusted EBITDA. Refer to Appendix A to this proxy statement for a reconciliation of net loss, the most comparable GAAP financial measure, to Adjusted EBITDA for each of the fiscal years presented.

Total Shareholder Return Vs Peer Group
The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against our TSR, as well as the relationship between our TSR and the TSR of our peer group:

Tabular List, Table
The following is an unranked list of the financial performance measures we consider most important in linking company performance and compensation actually paid to our named executive officers for the most recently completed fiscal year:
•TSR
•Net Income (Loss)
•Adjusted EBITDA
•Net Revenue

Total Shareholder Return Amount	$ 20.27	18.47	22.17	26.95	243.43
Peer Group Total Shareholder Return Amount	179.30	167.61	149.43	138.47	203.53
Net Income (Loss)	$ (28,739,000)	$ (128,840,000)	$ (171,973,000)	$ (207,121,000)	$ (8,876,000)
Company Selected Measure Amount	49,139,000	29,281,000	16,814,000	(19,455,000)	64,945,000
Additional 402(v) Disclosure	Amounts reflect total compensation as reported in our SCT for our NEOs for each applicable fiscal year.Total Shareholder Return (“TSR”) represents the cumulative total return to stockholders on a fixed investment of $100 in our Class A common stock for the period beginning on the last trading day of fiscal year ended August 1, 2020 through the end of each applicable fiscal year, assuming reinvestment of dividends. The Company has not paid dividends historically. The dollar amounts reported represent the net loss reflected in the Company’s audited consolidated financial statements for each applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income (Loss)
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	The dollar amounts reported represent our Adjusted EBITDA reflected in the Company’s audited consolidated financial statements for each applicable fiscal year. We define Adjusted EBITDA as net loss from continuing operations, excluding interest income, other income (expense), net, provision (benefit) for income taxes, depreciation and amortization, stock-based compensation expense, restructuring and other one-time costs, and non-ordinary course legal fees related to our continuing operations. Refer to Appendix A to this proxy statement for a reconciliation of net loss, the most comparable GAAP financial measure, to Adjusted EBITDA for each of the fiscal years presented.
Measure:: 4
Pay vs Performance Disclosure
Name	Net Revenue
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,460,316)
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,286,644
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	61,370
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	218,575
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	231,521
Matt Baer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	10,129,032	$ 1,464,928	$ 9,838,545
PEO Actually Paid Compensation Amount	$ 11,249,951	$ (3,215,275)	$ 14,172,325
PEO Name	Matt Baer	Matt Baer	Matt Baer
Matt Baer [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,821,663)
Matt Baer [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,128,754
Matt Baer [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	134,109
Matt Baer [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	356,377
Matt Baer [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 323,343
Katrina Lake [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 476,112		$ 637,980
PEO Actually Paid Compensation Amount			$ 336,828		$ 16,056,684
PEO Name			Katrina Lake		Katrina Lake
Elizabeth Spaulding [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 652,000	$ 3,134,920	$ 8,818,130
PEO Actually Paid Compensation Amount			$ (2,670,068)	$ (26,070,368)	$ 34,319,020
PEO Name			Elizabeth Spaulding	Elizabeth Spaulding	Elizabeth Spaulding